Cryptocurrencies - Schedule of Ending Balance of Cryptocurrencies (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Ending Balance of Cryptocurrencies [Line Items]
Cost		$ 35,143,340	$ 37,791,835
Fair Value		$ 22,450,733	$ 32,143,476
USDT [Member]
Schedule of Ending Balance of Cryptocurrencies [Line Items]
Quantity		7,313,220	2,352,373
Cost		$ 7,313,220	$ 2,352,373
Fair Value		$ 7,313,220	$ 2,352,373
KASPA [Member]
Schedule of Ending Balance of Cryptocurrencies [Line Items]
Quantity		328,479,094	235,273,895
Cost		$ 26,418,442	$ 32,989,316
Fair Value		$ 14,085,184	$ 27,425,407
Others [Member]
Schedule of Ending Balance of Cryptocurrencies [Line Items]
Quantity	[1]
Cost		$ 1,411,678	$ 2,450,146
Fair Value		$ 1,052,329	$ 2,365,696

[1]	Others consist of various cryptocurrencies with immaterial balances. Therefore, their quantity information is not disclosed.